Organization and principal activities (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Holly Universal Limited
Disclosure of interests in subsidiaries, VIEs and VIEs' subsidiaries
Percentage of direct or indirect economic benefits ownership in major subsidiaries	100.00%	100.00%	100.00%
DiDi (HK) Science and Technology Limited
Disclosure of interests in subsidiaries, VIEs and VIEs' subsidiaries
Percentage of direct or indirect economic benefits ownership in major subsidiaries	100.00%	100.00%	100.00%
Xiaoju Science and Technology (Hong Kong) Limited
Disclosure of interests in subsidiaries, VIEs and VIEs' subsidiaries
Percentage of direct or indirect economic benefits ownership in major subsidiaries	100.00%	100.00%	100.00%
Beijing DiDi Infinity Technology and Development Co., Ltd.
Disclosure of interests in subsidiaries, VIEs and VIEs' subsidiaries
Percentage of direct or indirect economic benefits ownership in major subsidiaries	100.00%	100.00%	100.00%
Beijing Xiaoju Science and Technology Group Co., Ltd.
Disclosure of interests in subsidiaries, VIEs and VIEs' subsidiaries
Percentage of direct or indirect economic benefits ownership in Major VIEs Including VIEs' Subsidiaries	100.00%	100.00%	100.00%
DiDi Chuxing Science and Technology Co., Ltd.
Disclosure of interests in subsidiaries, VIEs and VIEs' subsidiaries
Percentage of direct or indirect economic benefits ownership in Major VIEs Including VIEs' Subsidiaries	100.00%	100.00%	100.00%
Beijing DiDi Chuxing Technology Co., Ltd.
Disclosure of interests in subsidiaries, VIEs and VIEs' subsidiaries
Percentage of direct or indirect economic benefits ownership in Major VIEs Including VIEs' Subsidiaries	100.00%	100.00%	100.00%